Financial instruments-fair values and risk management - Interest rate risk (Details) - Interest rate risk - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of increase in interest rate on earnings before tax	1.00%
Decrease in earnings due to 1% increase in interest rate	€ 422	€ (1,160)